JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 93.5%
Alternative Assets — 2.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	7,996	132,408

Fixed Income — 15.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	14,016	156,137
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	59,153	468,493
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,592	52,008
JPMorgan High Yield Fund Class R6 Shares (a)	13,429	92,659

Total Fixed Income		769,297

International Equity — 29.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,482	47,373
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	14,232	249,778
JPMorgan International Equity Fund Class R6 Shares (a)	18,124	335,835
JPMorgan International Focus Fund Class R6 Shares (a)	13,110	323,941
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	25,869	495,387

Total International Equity		1,452,314

U.S. Equity — 45.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	17,272	550,799
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	780	48,621
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,093	24,226
JPMorgan Small Cap Value Fund Class R6 Shares (a)	816	24,230
JPMorgan U.S. Equity Fund Class R6 Shares (a)	25,333	535,550
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	15,104	527,897
JPMorgan Value Advantage Fund Class R6 Shares (a)	13,599	553,730

Total U.S. Equity		2,265,053

TOTAL INVESTMENT COMPANIES (Cost $3,707,304)		4,619,072

EXCHANGE-TRADED FUNDS — 5.5%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	466	49,621

Fixed Income — 0.5%
JPMorgan High Yield Research Enhanced ETF (a)	480	23,458

International Equity — 1.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,772	72,894

U.S. Equity — 2.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,456	124,587

TOTAL EXCHANGE-TRADED FUNDS (Cost $252,537)		270,560

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $21,173)	21,239	20,988

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $102,233)	102,233	102,233

Total Investments — 101.5% (Cost $4,083,247)		5,012,853
Liabilities in Excess of Other Assets — (1.5)%		(74,355)

Net Assets — 100.0%		4,938,498

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	381	06/2022	USD	15,876	491
MSCI EAFE E-Mini Index	173	06/2022	USD	18,549	(18)
S&P 500 E-Mini Index	436	06/2022	USD	98,787	8,012

					8,485

Short Contracts
MSCI Emerging Markets E-Mini Index	(1,274)	06/2022	USD	(71,669)	(5,784)

					2,701

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$270,560	$—	$—	$270,560
Investment Companies	4,619,072	—	—	4,619,072
U.S. Treasury Obligations	—	20,988	—	20,988
Short-Term Investments
Investment Companies	102,233	—	—	102,233

Total Investments in Securities	$4,991,865	$20,988	$—	$5,012,853

Appreciation in Other Financial Instruments
Futures Contracts	$8,503	$—	$—	$8,503
Depreciation in Other Financial Instruments
Futures Contracts	(5,802)	—	—	(5,802)

Total Net Appreciation/Depreciation in Other Financial Instruments	$2,701	$—	$—	$2,701

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$74,485	$—	$—	$(1,591)	$72,894	1,772	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$69,027	$—	$26,010	$3,576	$3,028	$49,621	466	$1,042	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	120,598	34,056	25,877	1,666	(5,856)	124,587	1,456	830	—
JPMorgan Core Bond Fund Class R6 Shares (a)	193,285	4,205	27,606	(1,744)	(12,003)	156,137	14,016	2,849	1,356
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	484,600	74,473	54,714	(926)	(34,940)	468,493	59,153	8,952	3,177
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,904	18,182	3,049	(116)	(5,913)	52,008	7,592	1,376	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	48,436	—	—	(1,063)	47,373	1,482	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	457,971	62,641	165,612	2,360	(107,582)	249,778	14,232	11,962	11,441
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	42,957	1,601	38,140	(7,038)	620	—	—	1,601	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	402,560	249,631	30,099	6,574	(77,867)	550,799	17,272	—	66,691
JPMorgan High Yield Fund Class R6 Shares (a)	116,931	12,676	30,171	204	(6,981)	92,659	13,429	4,000	—
JPMorgan High Yield Research Enhanced ETF (a)	80,061	—	52,060	(2,560)	(1,983)	23,458	480	2,346	—
JPMorgan Income Fund Class R6 Shares (a)	43,602	1,114	42,557	(1,913)	(246)	—	—	1,205	—
JPMorgan International Equity Fund Class R6 Shares (a)	274,989	115,427	18,173	1,141	(37,549)	335,835	18,124	5,775	11,828
JPMorgan International Focus Fund Class R6 Shares (a)	569,418	34,203	225,148	35,398	(89,930)	323,941	13,110	10,174	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	409,904	134,195	18,029	2,221	(32,904)	495,387	25,869	16,124	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	163,936	205	160,993	(9,711)	6,563	—	—	205	—
JPMorgan Managed Income Fund Class L Shares (a)	1	—	1	—	— (b)	—	—	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	215,307	15,114	107,181	19,924	(10,756)	132,408	7,996	1,445	13,669
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	56,985	12,318	9,337	(342)	(11,003)	48,621	780	212	9,220
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	29,369	4,471	783	(103)	(8,728)	24,226	1,093	—	3,088
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,548	4,906	4,265	— (b)	(3,959)	24,230	816	139	3,886
JPMorgan U.S. Equity Fund Class R6 Shares (a)	547,710	88,826	93,160	30,238	(38,064)	535,550	25,333	2,949	47,956
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	49,724	801,939	749,430	—	—	102,233	102,233	23	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	382,814	179,582	8,345	3,740	(29,894)	527,897	15,104	3,564	54,074
JPMorgan Value Advantage Fund Class R6 Shares (a)	752,200	93,338	270,161	37,486	(59,133)	553,730	13,599	6,813	63,341

Total	$5,534,401	$2,066,024	$2,160,901	$120,075	$(567,734)	$4,991,865		$83,586	$289,727

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.